Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]
Note 1:	Nature of operations

Fury Gold Mines Limited (the “Company” or “Fury Gold”) was incorporated on June 9, 2008, under the Business Corporations Act (British Columbia) and is listed on the Toronto Stock Exchange and the NYSE-American, with its common shares trading under the symbol FURY. The Company’s registered and records office is at 1500-1055 West Georgia Street Vancouver, BC, V6E 4N7 and the mailing address is 401 Bay Street, 16th Floor, Toronto, Ontario, M5H 2Y4.

The Company’s principal business activity is the acquisition and exploration of resource projects in Canada. At December 31, 2025, the Company had four principal projects: Committee Bay in Nunavut, Eau Claire, Sakami, and Éléonore South in Quebec. Additionally, the Company held a 12.26% common share interest in Dolly Varden Silver Corporation (“Dolly Varden”) which owns the Kitsault project in British Columbia, and a 25% interest in Universal Mineral Services Limited (“UMS”), a private shared-services provider.